Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 29,973	$ 98,283	$ 244,072	$ 202,127
Total assets	3,047,099	5,024,214
Accrued expenses and other payables	932,093	726,877
Borrowings	0	102,831
RMB-denominated US$-settled senior notes	267,601
Guarantee obligation of a subsidiary's redeemable preferred shares	387,816
Total liabilities	5,149,480	5,203,684
Ordinary shares	20,114	15,883
Additional paid-in capital	833,464	779,757
Accumulated other comprehensive income	216,883	212,715
Accumulated deficit	(3,211,626)	(1,568,481)
Total LDK Solar CO., Ltd. shareholders' equity (deficit)	(2,065,385)	(484,346)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	32	18	7,129	8,656
Due from other affiliates	0	19,561
Due from subsidiaries	45,759	142,408
Other receivables	866	250
Investment in subsidiaries	0	439,996
Dividend receivable	0	81,257
Debt issuance costs	374	2,750
Total assets	47,031	686,240
Accrued expenses and other payables	51,011	12,418
Borrowings	32,117	36,128
Convertible senior notes	1,616	23,779
RMB-denominated US$-settled senior notes	267,601	259,513
Guarantee obligation of a subsidiary's redeemable preferred shares	387,816	0
Financial support guarantee obligation to a subsidiary	27,444	0
Due to subsidiaries	764,603	836,955
Due to other affiliates	21,871	0
Deferred revenue	1,480	1,793
Total liabilities	1,555,559	1,170,586
Ordinary shares	20,114	15,883
Additional paid-in capital	833,464	779,757
Accumulated other comprehensive income	216,883	212,715
Accumulated deficit	(2,578,989)	(1,492,701)
Total LDK Solar CO., Ltd. shareholders' equity (deficit)	(1,508,528)	(484,346)
Total liabilities and equity	$ 47,031	$ 686,240